Deferred Financing Costs - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended	119 Months Ended	122 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Deferred financing costs	$ 158,540	$ 211,479	$ 211,479	$ 158,540
Deferred financing costs, amortized	$ 52,939	$ 58,639	$ 583,017	$ 635,956